SUMMARY OF SIGNIFICANT ACCOUNT POLICIES (Details 8)	Mar. 31, 2019
Accounting Policies [Abstract]
Weighted average remaining lease term (in years) - operating lease	2 years 9 months 7 days
Weighted average discount rate - operating lease	14.00%